OPTIONS (Tables)	12 Months Ended
Jun. 30, 2022
Options
SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE UNLISTED OPTIONS

Set out below are summaries of all and unlisted options, including ESOP which were issued in prior periods:

	2022		2021
	Average exercise price per share option $	Number of options	Average exercise price per share option $	Number of options
Opening balance	0.008	521,850,000	0.008	538,000,000
Exercised by various underwriters	-	-	0.008	(21,000,000)
Exercised by Lodge Corporate Pty Ltd	-	-	0.008	(2,500,000)
Granted to employees during the year	-	-	0.008	12,850,000
Granted to directors in their capacity as sub-underwriters	-	-	-	-
Options granted to various underwriters	-	-	-	-
Granted to Lodge Corporate Pty Ltd	-	-	-	-
Lapsed during the year	0.012	(29,450,000)	0.01	(5,000,000)
Forfeited during the year			0.01	(500,000)
Lapse of unlisted options attached to convertible notes	-	-	-	-
Closing balance	0.008	492,400,000	0.008	521,850,000

SCHEDULE OF NUMBER OF OPTIONS GRANTED UNDER THE PLANS

The movements in the number of options granted under the Employee share plans are as follows:

	2022		2021
	Average exercise price per share option $	Number of options	Average exercise price per share option $	Number of options
Balance at the beginning of the financial year	0.011	27,850,000	0.015	20,500,000
Add: options granted during the year	-	-	0.008	12,850,000
Less: options lapsed during the year	0.010	(16,950,000)	0.010	(5,000,000)
Less: options forfeited during the year	-	-	0.010	(500,000)
Balance at the end of the financial year	0.008	10,900,000	0.011	27,850,000

SCHEDULE OF MEMBERS OF OPTIONS OUTSTANDING BY ASX CODE

The number of options outstanding as at June 30, 2022 by ASX code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2022		2021
Unlisted options	Average exercise price per share option $	Number of options	Average exercise price per share option $	Number of options
Options to Kentgrove Capital (expiring August 8, 2021)	-	-	0.015	12,500,000
GTGAD (expiring February 16, 2022)	-	-	0.010	5,500,000
Options to various underwriters (expiring October 30, 2022)	0.008	229,000,000	0.008	231,500,000
Options to directors (expiring December 20, 2022)	0.008	250,000,000	0.008	250,000,000
Options issued Lodge Corporate Pty Ltd (expiring March 6, 2023)	0.008	2,500,000	-	-
ESOP options (expiring December 11, 2021)	-	-	0.010	9,500,000
ESOP options (expiring December 1, 2023)	0.008	12,850,000	0.008	12,850,000
Total	0.008	494,350,000	0.008	521,850,000
Exercisable at the end of the financial year	0.008	494,350,000	0.008	521,850,000